Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	1.250%	6/30/28	372,433	344,297
	United States Treasury Note/Bond	4.000%	6/30/28	249,879	250,836
	United States Treasury Note/Bond	1.000%	7/31/28	412,984	377,880
	United States Treasury Note/Bond	4.125%	7/31/28	281,146	283,233
	United States Treasury Note/Bond	2.875%	8/15/28	420,543	407,795
	United States Treasury Note/Bond	5.500%	8/15/28	134	140
	United States Treasury Note/Bond	1.125%	8/31/28	423,942	388,470
	United States Treasury Note/Bond	4.375%	8/31/28	295,538	299,948
	United States Treasury Note/Bond	1.250%	9/30/28	409,296	375,785
	United States Treasury Note/Bond	4.625%	9/30/28	329,715	337,288
	United States Treasury Note/Bond	1.375%	10/31/28	371,657	341,982
	United States Treasury Note/Bond	4.875%	10/31/28	327,688	337,851
	United States Treasury Note/Bond	3.125%	11/15/28	387,763	378,190
	United States Treasury Note/Bond	5.250%	11/15/28	46,217	48,080
	United States Treasury Note/Bond	1.500%	11/30/28	380,167	350,615
	United States Treasury Note/Bond	4.375%	11/30/28	350,853	356,225
	United States Treasury Note/Bond	1.375%	12/31/28	412,814	378,370
	United States Treasury Note/Bond	3.750%	12/31/28	358,346	356,554
	United States Treasury Note/Bond	1.750%	1/31/29	346,932	321,617
	United States Treasury Note/Bond	4.000%	1/31/29	403,971	405,233
	United States Treasury Note/Bond	2.625%	2/15/29	425,449	406,802
	United States Treasury Note/Bond	5.250%	2/15/29	1,067	1,117
	United States Treasury Note/Bond	1.875%	2/28/29	362,435	337,036
	United States Treasury Note/Bond	4.250%	2/28/29	375,319	379,747
	United States Treasury Note/Bond	2.375%	3/31/29	339,643	321,175
	United States Treasury Note/Bond	4.125%	3/31/29	422,774	425,978
	United States Treasury Note/Bond	2.875%	4/30/29	262,394	252,554
	United States Treasury Note/Bond	4.625%	4/30/29	414,959	425,495
	United States Treasury Note/Bond	2.375%	5/15/29	307,266	290,078
	United States Treasury Note/Bond	2.750%	5/31/29	287,205	274,909
	United States Treasury Note/Bond	4.500%	5/31/29	442,389	451,790
	United States Treasury Note/Bond	3.250%	6/30/29	261,406	254,769
	United States Treasury Note/Bond	4.250%	6/30/29	467,588	473,287
	United States Treasury Note/Bond	2.625%	7/31/29	267,354	254,091
	United States Treasury Note/Bond	4.000%	7/31/29	408,786	409,936
	United States Treasury Note/Bond	1.625%	8/15/29	265,425	242,366
	United States Treasury Note/Bond	6.125%	8/15/29	37,920	41,016
	United States Treasury Note/Bond	3.125%	8/31/29	289,998	280,890
	United States Treasury Note/Bond	3.625%	8/31/29	434,535	429,375
	United States Treasury Note/Bond	3.500%	9/30/29	408,326	401,308
	United States Treasury Note/Bond	3.875%	9/30/29	230,693	230,098
	United States Treasury Note/Bond	4.000%	10/31/29	251,446	252,016
	United States Treasury Note/Bond	4.125%	10/31/29	471,103	474,563
	United States Treasury Note/Bond	1.750%	11/15/29	190,870	174,169
	United States Treasury Note/Bond	3.875%	11/30/29	255,764	254,985
	United States Treasury Note/Bond	4.125%	11/30/29	458,770	462,300
	United States Treasury Note/Bond	3.875%	12/31/29	234,630	233,878
	United States Treasury Note/Bond	4.375%	12/31/29	407,246	414,468
	United States Treasury Note/Bond	3.500%	1/31/30	255,606	250,654
	United States Treasury Note/Bond	4.250%	1/31/30	407,763	412,892
	United States Treasury Note/Bond	1.500%	2/15/30	394,661	353,591
	United States Treasury Note/Bond	4.000%	2/28/30	707,239	708,952
	United States Treasury Note/Bond	3.625%	3/31/30	227,678	224,245
	United States Treasury Note/Bond	4.000%	3/31/30	414,871	415,681
	United States Treasury Note/Bond	3.500%	4/30/30	249,658	244,392
	United States Treasury Note/Bond	3.875%	4/30/30	454,732	453,027
	United States Treasury Note/Bond	0.625%	5/15/30	540,635	459,878
	United States Treasury Note/Bond	6.250%	5/15/30	50,288	55,258
	United States Treasury Note/Bond	3.750%	5/31/30	226,133	223,801
[1]	United States Treasury Note/Bond	4.000%	5/31/30	500,054	501,109
	United States Treasury Note/Bond	3.750%	6/30/30	250,619	247,897
	United States Treasury Note/Bond	4.000%	7/31/30	249,882	249,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	8/15/30	683,980	576,413
	United States Treasury Note/Bond	4.125%	8/31/30	236,288	237,636
	United States Treasury Note/Bond	4.625%	9/30/30	255,956	263,415
	United States Treasury Note/Bond	4.875%	10/31/30	264,613	275,466
	United States Treasury Note/Bond	0.875%	11/15/30	707,403	599,358
	United States Treasury Note/Bond	4.375%	11/30/30	273,191	277,822
	United States Treasury Note/Bond	3.750%	12/31/30	268,395	264,558
	United States Treasury Note/Bond	4.000%	1/31/31	278,252	277,643
	United States Treasury Note/Bond	1.125%	2/15/31	684,706	584,996
	United States Treasury Note/Bond	5.375%	2/15/31	8,312	8,846
	United States Treasury Note/Bond	4.250%	2/28/31	264,073	266,714
	United States Treasury Note/Bond	4.125%	3/31/31	233,526	234,256
	United States Treasury Note/Bond	4.625%	4/30/31	242,328	249,333
	United States Treasury Note/Bond	1.625%	5/15/31	725,055	631,761
	United States Treasury Note/Bond	4.625%	5/31/31	309,351	318,172
	United States Treasury Note/Bond	4.250%	6/30/31	242,803	244,871
	United States Treasury Note/Bond	4.125%	7/31/31	243,265	243,645
	United States Treasury Note/Bond	1.250%	8/15/31	778,638	657,645
	United States Treasury Note/Bond	3.750%	8/31/31	285,783	280,157
	United States Treasury Note/Bond	3.625%	9/30/31	288,701	280,852
	United States Treasury Note/Bond	4.125%	10/31/31	294,640	294,651
	United States Treasury Note/Bond	1.375%	11/15/31	724,054	611,486
	United States Treasury Note/Bond	4.125%	11/30/31	286,990	286,911
	United States Treasury Note/Bond	4.500%	12/31/31	244,163	249,189
	United States Treasury Note/Bond	4.375%	1/31/32	244,921	248,136
	United States Treasury Note/Bond	1.875%	2/15/32	680,465	590,144
	United States Treasury Note/Bond	4.125%	2/29/32	307,717	307,236
	United States Treasury Note/Bond	4.125%	3/31/32	246,663	246,220
	United States Treasury Note/Bond	4.000%	4/30/32	303,726	300,808
	United States Treasury Note/Bond	2.875%	5/15/32	704,272	649,471
[1]	United States Treasury Note/Bond	4.125%	5/31/32	320,033	319,295
	United States Treasury Note/Bond	2.750%	8/15/32	644,958	587,567
	United States Treasury Note/Bond	4.125%	11/15/32	624,853	622,095
	United States Treasury Note/Bond	3.500%	2/15/33	667,251	635,530
	United States Treasury Note/Bond	3.375%	5/15/33	662,896	624,106
	United States Treasury Note/Bond	3.875%	8/15/33	721,131	701,610
	United States Treasury Note/Bond	4.500%	11/15/33	760,076	771,478
	United States Treasury Note/Bond	4.000%	2/15/34	793,927	775,847
	United States Treasury Note/Bond	4.375%	5/15/34	804,445	806,959
	United States Treasury Note/Bond	3.875%	8/15/34	801,297	772,219
	United States Treasury Note/Bond	4.250%	11/15/34	760,049	752,924
	United States Treasury Note/Bond	4.625%	2/15/35	738,686	752,825
	United States Treasury Note/Bond	4.250%	5/15/35	290,039	286,855
Total U.S. Government and Agency Obligations (Cost $39,300,010)					38,959,043
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $119,645)	4.342%		1,196,573	119,645
Total Investments (99.3%) (Cost $39,419,655)					39,078,688
Other Assets and Liabilities—Net (0.7%)					265,907
Net Assets (100%)					39,344,595
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,959,043	—	38,959,043
Temporary Cash Investments	119,645	—	—	119,645
Total	119,645	38,959,043	—	39,078,688